Remuneration and other benefits paid to the Bank’s directors and senior managers - Emoluments (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) component	Dec. 31, 2019 EUR (€)	Apr. 01, 2020
Remuneration of key personnel
Remuneration of directors approved by the board of directors			€ 6,000,000
By-law stipulated emoluments			€ 4,100,000	€ 4,900,000
Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Reduction in directors' remuneration, percentage					20.00%
Annual emoluments, per director		€ 595,000
Minimum | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments, per director				700,000
Bank's directors and senior managers
Remuneration of key personnel
Number of remuneration components | component			2
Members of the board of directors
Remuneration of key personnel
Annual emoluments, per director	€ 22,500	49,500		90,000
Members of the executive committee
Remuneration of key personnel
Annual emoluments, per director	42,500	93,500		170,000
Members of the audit committee
Remuneration of key personnel
Annual emoluments, per director	10,000	22,000		40,000
Members of the appointments committee
Remuneration of key personnel
Annual emoluments, per director	6,250	13,750		25,000
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments, per director	6,250	13,750		25,000
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments, per director	10,000	22,000		40,000
Members of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments, per director	3,750	8,250		15,000
Chairman of the audit committee
Remuneration of key personnel
Annual emoluments, per director	17,500	38,500		70,000
Chairman of the appointments committee
Remuneration of key personnel
Annual emoluments, per director	12,500	27,500		50,000
Chairman of the remuneration committee
Remuneration of key personnel
Annual emoluments, per director	12,500	27,500		50,000
Chairman of the risk, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments, per director	17,500	38,500		70,000
Chairman of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments, per director	12,500	27,500		50,000
Coordinating director
Remuneration of key personnel
Annual emoluments, per director	27,500	60,500		110,000
Non-executive deputy chairman
Remuneration of key personnel
Annual emoluments, per director	€ 7,500	€ 16,500		€ 30,000